ACQUISITION OF BUSINESSES - Acquisitions completed in 2019 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,218	$ 5,036
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	5,763
Non-cash consideration	16
Total Consideration	5,779
Cash and cash equivalents	330
Accounts and other receivable, net	1,420
Inventory, net	1,806
Assets held for sale	6
Equity accounted investments	842
Property, plant and equipment	6,611
Intangible assets	7,099
Goodwill	3,332
Deferred income tax asset	152
Financial assets	4,762
Other assets	387
Acquisition gain	(4)
Accounts payable and other	(4,738)
Borrowings	(709)
Deferred income tax liabilities	(1,021)
Net assets acquired before non-controlling interest	20,275
Non-controlling interest	(14,496)
Net Assets Acquired	5,779
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	2,024
Non-cash consideration	15
Total Consideration	2,039
Cash and cash equivalents	319
Accounts and other receivable, net	289
Inventory, net	41
Assets held for sale	6
Equity accounted investments	9
Property, plant and equipment	3,030
Intangible assets	542
Goodwill	1,575
Deferred income tax asset	138
Financial assets	4,735
Other assets	48
Acquisition gain	(4)
Accounts payable and other	(2,734)
Borrowings	(709)
Deferred income tax liabilities	(152)
Net assets acquired before non-controlling interest	7,133
Non-controlling interest	(5,094)
Net Assets Acquired	2,039
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	7
Non-cash consideration	1
Total Consideration	8
Cash and cash equivalents	0
Accounts and other receivable, net	2
Inventory, net	0
Assets held for sale	0
Equity accounted investments	0
Property, plant and equipment	3
Intangible assets	7
Goodwill	7
Deferred income tax asset	0
Financial assets	0
Other assets	0
Acquisition gain	0
Accounts payable and other	(1)
Borrowings	0
Deferred income tax liabilities	(2)
Net assets acquired before non-controlling interest	16
Non-controlling interest	(8)
Net Assets Acquired	8
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	3,732
Non-cash consideration	0
Total Consideration	3,732
Cash and cash equivalents	11
Accounts and other receivable, net	1,129
Inventory, net	1,765
Assets held for sale	0
Equity accounted investments	833
Property, plant and equipment	3,578
Intangible assets	6,550
Goodwill	1,750
Deferred income tax asset	14
Financial assets	27
Other assets	339
Acquisition gain	0
Accounts payable and other	(2,003)
Borrowings	0
Deferred income tax liabilities	(867)
Net assets acquired before non-controlling interest	13,126
Non-controlling interest	(9,394)
Net Assets Acquired	3,732
Goodwill | Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment	3
Goodwill | Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment	5
Goodwill | Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Purchase price adjustment	$ 144